Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Total revenues	$ 10,794,015	$ 14,004,548	$ 13,479,135
Cost of revenues	(8,086,367)	(8,246,591)	(8,623,897)
Gross profit	2,707,648	5,757,957	4,855,238
Operating expenses:
Selling and marketing	831,252	650,268	648,648
General and administrative	2,509,143	2,646,569	2,497,626
Bad debts	1,084,649	1,213,483	378,294
Total operating expenses	4,425,044	4,510,320	3,524,568
(Loss) income from operations	(1,717,396)	1,247,637	1,330,670
Other income (expenses):
Interest expense	(430,639)	(375,445)	(291,901)
Other income (expense), net	586,428	(5,461)	399,452
Total other income (expense), net	155,789	(380,906)	107,551
(Loss) income before provision for income taxes	(1,561,607)	866,731	1,438,221
Income tax (benefit) expense	(187,720)	252,611	593,118
Net (loss) income	(1,373,887)	614,120	845,103
Less: net loss attributable to non-controlling interests	(2,746)	(2,698)	(3,014)
Net (loss) income attributable to ordinary shareholders	(1,371,141)	616,818	848,117
Comprehensive (loss) income
Net (loss) income	(1,373,887)	614,120	845,103
Foreign currency translation gain (loss)	79,844	(417,717)	(198,530)
Total comprehensive (loss) income	(1,294,043)	196,403	646,573
Comprehensive (loss) income attributable to non-controlling interests	(3,558)	1,677	(680)
Comprehensive (loss) income attributable to ordinary shareholders	$ (1,290,485)	$ 194,726	$ 647,253
(Loss) earnings per ordinary share
Basic (in Dollars per share)	$ (0.08)	$ 0.04	$ 0.05
Diluted (in Dollars per share)	$ (0.08)	$ 0.04	$ 0.05
Weighted average number of ordinary shares outstanding
Basic (in Shares)	17,000,000	17,000,000	17,000,000
Diluted (in Shares)	17,000,000	17,000,000	17,000,000
Project revenues
Revenues:
Total revenues	$ 10,426,039	$ 13,581,021	$ 13,293,212
Retail revenues
Revenues:
Total revenues	$ 367,976	$ 423,527	$ 185,923